Right of Use Asset and Lease Liability (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of quantitative information about leases for lessee [Abstract]
Schedule of quantitative information about right-of-use assets [Table Text Block]
Cost	Right of Use Assets
Balance, March 31, 2019	$-
Transition to IFRS 16	360,361
Additions	2,730,877
Derecognition on sub-lease	(360,361)
Adjustment for change in variable payments based on rate or index	59,923
Balance, March 31, 2020	$2,790,800
Additions (Note 6)	2,469,327
Foreign exchange	493,001
Balance, March 31, 2021	$5,753,128

Accumulated Depreciation
Balance, March 31, 2019	$-
Depreciation	(610,587)
Derecognition on sub-lease	60,061
Balance, March 31, 2020	$(550,526)
Depreciation	(2,181,512)
Foreign exchange	(42,806)
Balance, March 31, 2021	$(2,774,844)

Carrying Amount
Balance, March 31, 2020	$2,240,274
Balance, March 31, 2021	$2,978,284

Schedule of quantitative information about lease liability [Table Text Block]
Lease Liability
Balance, March 31, 2019	$-
Transition to IFRS 16	360,361
Additions	2,730,877
Lease payments made	(762,908)
Interest expense on lease liabilities	87,852
Adjustment for change in variable payments based on rate or index	(72,244)
Balance, March 31, 2020	$2,343,938
Additions (Note 6)	2,469,327
Lease payments made	(2,561,297)
Interest expense on lease liabilities	236,600
Foreign exchange	575,271
3,063,839
Less: current portion	(1,910,712)
Balance, March 31, 2021	$1,153,127

Lease Disclosures
Interest expense on lease liabilities	$236,600
Income from sub-leasing	$9,786
Total cash outflow for leases	$2,561,297

Schedule of maturity analysis [Table Text Block]
Maturity Analysis - Undiscounted Contractual Payments
Less than 1 year	$2,015,361
1 to 2 years	$954,240
2 to 3 years	$238,560
$3,208,161

Schedule of reconciliation of changes in net investment in sublease [Table Text Block]
Balance, March 31, 2019	$-
Recognition of sublease	300,300
Lease accretion	26,273
Receipts	(92,421)
Balance, March 31, 2020	$234,152
Lease accretion	9,786
Receipts	(167,194)
Balance, March 31, 2021	$76,744